Leases (Tables)	12 Months Ended
Oct. 31, 2024
Leases [Abstract]
Schedule of ROU Office Space
ROU office space

Balance, October 31, 2023	$-

Addition	181,779
Early termination of office lease	(88,562)
Accumulated depreciation	(39,023)
Exchange rate differences	(2,531)

Balance, October 31, 2024	$51,663

Schedule of Lease Liability
Lease liability

Balance, October 31, 2023	$-

Addition	181,779
Early termination of office lease	(88,905)
Lease payments	(42,587)
Interest expense	5,386
Exchange rate differences	(2,531)

Balance, October 31, 2024	$53,142

Schedule of Amounts Recognized in Profit or Loss
Year ended
October 31,
2024
Depreciation	$39,023
Interest	5,386

$44,409